As filed with the U.S. Securities and Exchange Commission on February 15, 2019

Securities Act File No. 333-220096

Investment Company Act File No. No. 811-23282

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 3	☒

and/or

Registration Statement under the Investment Company Act of 1940	☒
Amendment No. 4	☒
(Check appropriate box or boxes)

PFM MULTI-MANAGER SERIES TRUST

(Exact Name of Registrant Specified in Charter)

213 Market Street

Harrisburg, Pennsylvania 17101-2141

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (883) 736-6678

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

Telephone Number: (302) 658-7581

(Name and Address of Agent for Service)

Copies to:

Jonathan Kopcsik, Esq.	Khimmara Greer
Stradley Ronon Stevens & Young, LLP	State Street Bank and Trust Company
2005 Market Street	One Lincoln Street
Suite 2600	Mail Code: SUM 0703
Philadelphia, Pennsylvania 19103	Boston, Massachusetts 02111-2950

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2)	☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Harrisburg, and Commonwealth of Pennsylvania, on the 15th day of February, 2019.

PFM Multi-Manager Series Trust (Registrant)

/s/ John Spagnola
John Spagnola
Trustee and President of the Trust

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Bruce Aronow*	Trustee	February 15, 2019
Bruce Aronow

/s/ Robert Bernstein*	Trustee	February 15, 2019
Robert Bernstein

/s/ Carmen Heredia-Lopez*	Trustee	February 15, 2019
Carmen Heredia-Lopez

/s/ Daniel Hess	Treasurer and Principal Financial Officer	February 15, 2019
Daniel Hess

*By:		February 15, 2019
/s/ John Spagnola	President and Principal Executive Officer
John Spagnola**

**       Attorney-in-fact pursuant to power of attorney.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase